Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable, Allowance	$ 12,759	$ 12,551	$ 13,141
Reserve for unfunded loan commitments	138	151
Losses on unfunded loan commitments	0	0
Unallocated Financing Receivables [Member]
Loans and Leases Receivable, Allowance	$ 162	$ 105	$ 52